Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of lease expenses
Operating lease expenses	¥ 79,540	¥ 97,707	¥ 121,393
Short-term lease expenses	50,305	57,339	56,808
Total	¥ 129,845	¥ 155,046	¥ 178,201